Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 26,837,000	$ 18,238,000
Restricted cash	886,000	0
Accounts receivable net of allowances of $322 in 2022 and $268 in 2021	72,405,000	73,334,000
Inventory	111,000	111,000
Deposits, prepaids and other current assets	3,187,000	1,721,000
Investments in marketable securities	6,757,000	9,619,000
Investments in non-marketable securities	236,000	100,000
Contract assets	6,090,000	4,812,000
Total current assets	116,509,000	107,935,000
Property, plant and equipment, net	732,000	2,012,000
Finance lease right-of-use asset	341,000	470,000
Operating lease right-of-use asset	4,028,000	1,558,000
Non-current assets	240,000	0
Net deferred tax asset	0	4,461,000
Goodwill	12,672,000	26,055,000
Intangible assets, net	33,932,000	0
Total Assets	168,454,000	142,491,000
Current liabilities
Accounts payable	61,644,000	71,428,000
Accrued liabilities	11,121,000	5,740,000
Contract liabilities	13,741,000	7,018,000
Derivative liability	6,521,000	0
Finance lease liability	112,000	159,000
Operating lease liability	1,579,000	125,000
Current portion of long-term debt	29,180,000	4,598,000
Total current liabilities	123,898,000	89,068,000
Non-current liabilities
Finance lease liability, non-current	146,000	219,000
Operating lease liability, non-current	2,199,000	1,443,000
Net deferred tax liability	1,410,000	0
Long-term debt, net of current portion	0	30,563,000
Total Liabilities	127,653,000	121,293,000
Mezzanine Equity
Total Mezzanine Equity	16,572,000	6,850,000
Stockholders' Equity
Common stock to be issued, 0 shares at December 31, 2022 and 6,587,897 December 31, 2021	0	1,000
Common stock, $0.0001 par value; 750,000,000 shares authorized 206,844,580 and 184,266,934 issued and outstanding at December 31, 2022 and December 31, 2021, respectively	20,000	18,000
Additional paid in capital	179,723,000	117,727,000
Accumulated other comprehensive income (loss)	0	(32,000)
Accumulated deficit	(155,514,000)	(103,366,000)
Total Stockholders' Equity	24,229,000	14,348,000
Total Liabilities and Stockholders' Equity	168,454,000	142,491,000
Series B Preferred stock [Member]
Mezzanine Equity
Preferred stock value	0	6,850,000
Series C Preferred Stock [Member]
Mezzanine Equity
Preferred stock value	16,572,000	0
Series D Preferred stock [Member]
Mezzanine Equity
Preferred stock value	$ 0	$ 0